Shareholder Report, Holdings (Details)	May 31, 2026
PGIM Jennison Energy Infrastructure Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class A | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
PGIM Jennison Energy Infrastructure Fund - Class A | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund - Class A | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class A | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Energy Infrastructure Fund - Class A | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Jennison Energy Infrastructure Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Energy Infrastructure Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class C | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
PGIM Jennison Energy Infrastructure Fund - Class C | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund - Class C | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class C | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Energy Infrastructure Fund - Class C | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Energy Infrastructure Fund - Class C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Jennison Energy Infrastructure Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
PGIM Jennison Energy Infrastructure Fund - Class Z | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund - Class Z | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class Z | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Energy Infrastructure Fund - Class Z | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Energy Infrastructure Fund - Class Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Jennison Energy Infrastructure Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.20%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Total before other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Jennison Energy Infrastructure Fund - Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%